Note 27 - Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Disaggregation of Revenue [Table Text Block]
			Asia	Investment
	Americas	EMEA	Pacific	Management	Corporate	Consolidated

Year ended December 31,

2021
Leasing	$729,050	$145,422	$126,211	$-	$-	$1,000,683
Capital Markets	838,678	190,525	207,040	-	-	1,236,243
Property services	638,741	196,491	227,183	-	-	1,062,415
Valuation and advisory	214,665	134,489	98,323	-	7	447,484
IM - Advisory and other	-	-	-	217,864	-	217,864
IM - Incentive Fees	-	-	-	35,026	-	35,026
Other	68,083	5,810	14,904	-	617	89,414
Total Revenue	$2,489,217	$672,737	$673,661	$252,890	$624	$4,089,129

2020
Leasing	$495,597	$107,947	$82,917	$-	$21	$686,482
Capital Markets	460,224	136,479	104,201	-	-	700,904
Property services	471,377	162,853	200,727	-	-	834,957
Valuation and advisory	162,672	104,498	71,463	-	-	338,633
IM - Advisory and other	-	-	-	168,404	-	168,404
IM - Incentive Fees	-	-	-	4,190	-	4,190
Other	36,502	4,730	11,324	-	731	53,287
Total Revenue	$1,626,372	$516,507	$470,632	$172,594	$752	$2,786,857